CAPITAL STRUCTURE - Shares Repurchased for Retirement - Additional Information (Detail) - USD ($)		12 Months Ended
	May 09, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 20, 2015	Aug. 07, 2014
Capital Structure [Line Items]
Shares repurchased for retirement				$ 300,495,000
Treasury shares, shares		10,823,770	12,935,230
Retirement of repurchased shares		$ 803,171,000
Ordinary shares, issued		1,475,924,523	1,630,924,523
Ordinary shares, outstanding		1,465,100,753	1,617,989,293
Shares Purchased For Retirement [Member]
Capital Structure [Line Items]
Treasury shares, shares		0	0
Treasury Shares [Member]
Capital Structure [Line Items]
Shares repurchased for retirement (in ADSs or in shares)				(36,649,344)
Retirement of shares (in shares)			3,717,816	32,931,528
Shares repurchased for retirement				$ 300,495,000
Treasury Shares [Member] | 2015 Stock Repurchase Program [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount					$ 500,000,000
Shares repurchased for retirement (in ADSs or in shares)		0	0
Retirement of shares (in shares)		0
Treasury Shares [Member] | 2014 Stock Repurchase Program [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount						$ 500,000,000
Shares repurchased for retirement (in ADSs or in shares)			0	36,649,344
Retirement of shares (in shares)			3,717,816	32,931,528
Share repurchase for retirement, average market price per ADS or per share				$ 8.20
Shares repurchased for retirement				$ 300,495,000
Treasury Shares [Member] | 2014 Stock Repurchase Program [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares repurchased for retirement (in ADSs or in shares)				12,216,448
Share repurchase for retirement, average market price per ADS or per share				$ 24.60
Ordinary Shares [Member]
Capital Structure [Line Items]
Retirement of shares (in shares)			(3,717,816)	(32,931,528)
Retirement of repurchased shares (in shares)		(155,000,000)
Retirement of repurchased shares		$ 1,550,000
Ordinary Shares [Member] | 2014 Stock Repurchase Program [Member]
Capital Structure [Line Items]
Retirement of shares (in shares)			3,717,816	32,931,528
Crown's subsidiary [Member] | Treasury Shares [Member]
Capital Structure [Line Items]
Share repurchase for retirement, average market price per ADS or per share	$ 5.1667
Share repurchased from shareholder for retirement (in ADSs or in shares)	155,000,000
Retirement of repurchased shares (in shares)		155,000,000
Share repurchased from shareholder for retirement	$ 800,839,000
Retirement of repurchased shares		$ 803,171,000
Crown's subsidiary [Member] | Treasury Shares [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Share repurchase for retirement, average market price per ADS or per share	$ 15.50
Share repurchased from shareholder for retirement (in ADSs or in shares)	51,666,666
Crown's subsidiary [Member] | Ordinary Shares [Member]
Capital Structure [Line Items]
Retirement of repurchased shares (in shares)		155,000,000